March 1, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Nationwide Provident VLI Separate Account—A (“Registrant”)
File No. 811-08722
Rule 30b2-1 Filing under the Investment Company Act of 1940 (“1940 Act”)

Members of the Commission:

On behalf of Nationwide Life and Annuity Insurance Company and Nationwide Provident VLI Separate Account—A, we hereby acknowledge that the annual reports for the following underlying funds for the period ended December 31, 2018, have been submitted to contract owners. This filing is made pursuant to Rule 30b2-1(b).

Some of the funds included in each Fund Company’s annual report filing may not be available under every contract offered by the Registrant. We understand that the Fund Companies have filed (or will file) these reports with the Commission and, to the extent necessary, we incorporate these filings by reference.

Fund Company	CIK Code
Alger Small Cap Growth Portfolio: Class I-2 Shares	0000832566
AllianceBernstein Variable Products Series Fund, Inc.—AB VPS Growth and Income Portfolio: Class A	0000825316
AllianceBernstein Variable Products Series Fund, Inc.—AB VPS Small/Mid Cap Value Portfolio: Class A	0000825316
American Century Variable Portfolios II, Inc.—American Century VP Inflation Protection Fund: Class II	0001124155
American Century Variable Portfolios, Inc.—American Century VP Income & Growth Fund: Class I	0000814680
American Century Variable Portfolios, Inc.—American Century VP International Fund: Class I	0000814680
American Century Variable Portfolios, Inc.—American Century VP Mid Cap Value Fund: Class I	0000814680
American Century Variable Portfolios, Inc.—American Century VP Ultra(R) Fund: Class I	0000814680
BlackRock Variable Series Funds, Inc.—BlackRock Global Allocation V.I. Fund: Class II	0000355916
Dreyfus Investment Portfolios—Small Cap Stock Index Portfolio: Service Shares	0001056707
Dreyfus Stock Index Fund, Inc.: Initial Shares	0000846800
Dreyfus Variable Investment Fund—Appreciation Portfolio: Initial Shares	0000813383
Dreyfus Variable Investment Fund—Opportunistic Small Cap Portfolio: Initial Shares	0000813383
Federated Insurance Series—Federated Managed Volatility Fund II: Primary Shares	0000912577
Federated Insurance Series—Federated Quality Bond Fund II: Primary Shares	0000912577
Fidelity Variable Insurance Products Fund—Fidelity VIP Freedom Fund 2010 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund—Fidelity VIP Freedom Fund 2020 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund—Fidelity VIP Freedom Fund 2030 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund—VIP Asset Manager Portfolio: Initial Class	0000823535
Fidelity Variable Insurance Products Fund—VIP Energy Portfolio: Service Class 2	0000720318
Fidelity Variable Insurance Products Fund—VIP Equity-Income Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund—VIP Equity-Income Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund—VIP Growth Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund—VIP Growth Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund—VIP High Income Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund—VIP Investment Grade Bond Portfolio: Initial Class	0000831016
Fidelity Variable Insurance Products Fund—VIP Investment Grade Bond Portfolio: Service Class	0000831016
Fidelity Variable Insurance Products Fund—VIP Mid Cap Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund—VIP Overseas Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund—VIP Overseas Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund—VIP Value Strategies Portfolio: Service Class	0000927384
Franklin Templeton Variable Insurance Products Trust—Franklin Founding Funds Allocation VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust—Franklin Rising Dividends VIP Fund: Class 1	0000837274
Franklin Templeton Variable Insurance Products Trust—Franklin Small Cap Value VIP Fund: Class 1	0000837274
Franklin Templeton Variable Insurance Products Trust—Templeton Developing Markets VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust—Templeton Foreign VIP Fund: Class 1	0000837274
Franklin Templeton Variable Insurance Products Trust—Templeton Global Bond VIP Fund: Class 2	0000837274
Invesco—Invesco V.I. American Franchise Fund: Series I Shares	0000896435
Invesco—Invesco V.I. Mid Cap Growth Fund: Series I Shares	0000896435
Invesco—Invesco V.I. Value Opportunities Fund: Series I Shares	0000896435
Ivy Variable Insurance Portfolios—Asset Strategy: Class II	0000810016
Janus Henderson VIT Balanced Portfolio: Service Shares	0000906185
Janus Henderson VIT Forty Portfolio: Service Shares	0000906185
Janus Henderson VIT Global Technology Portfolio: Service Shares	0000906185
Janus Henderson VIT Overseas Portfolio: Service Shares	0000906185
MFS(R) Variable Insurance Trust—MFS Value Series: Initial Class	0000918571
MFS(R) Variable Insurance Trust II—MFS Massachusetts Investors Growth Stock Portfolio: Initial Class	0000719269

Morgan Stanley Variable Insurance Fund, Inc.—Core Plus Fixed Income Portfolio: Class I	0001011378
Morgan Stanley Variable Insurance Fund, Inc.—Emerging Markets Debt Portfolio: Class I	0001011378
Morgan Stanley Variable Insurance Fund, Inc.—U.S. Real Estate Portfolio: Class I	0001011378
Nationwide Variable Insurance Trust—American Century NVIT Multi Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust—American Funds NVIT Asset Allocation Fund: Class II	0000353905
Nationwide Variable Insurance Trust—American Funds NVIT Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust—American Funds NVIT Global Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust—American Funds NVIT Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust—American Funds NVIT Growth-Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust—BlackRock NVIT Equity Dividend Fund: Class IV	0000353905
Nationwide Variable Insurance Trust—Federated NVIT High Income Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust—Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I	0000353905
Nationwide Variable Insurance Trust—Neuberger Berman NVIT Socially Responsible Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Cardinal(SM) Aggressive Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Cardinal(SM) Balanced Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Cardinal(SM) Capital Appreciation Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Cardinal(SM) Conservative Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Cardinal(SM) Moderate Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Cardinal(SM) Moderately Aggressive Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Cardinal(SM) Moderately Conservative Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Core Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Core Plus Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Dynamic U.S. Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Emerging Markets Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Government Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Government Bond Fund: Class IV	0000353905
Nationwide Variable Insurance Trust—NVIT Government Money Market Fund: Class IV	0000353905
Nationwide Variable Insurance Trust—NVIT International Equity Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT International Equity Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Mid Cap Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi Sector Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager International Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager International Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager International Value Fund: Class IV	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Large Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Large Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Mid Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Mid Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Small Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Small Cap Value Fund: Class IV	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Small Company Fund: Class IV	0000353905

Nationwide Variable Insurance Trust—NVIT Nationwide Fund: Class IV	0000353905
Nationwide Variable Insurance Trust—NVIT Real Estate Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT S&P 500 Index Fund: Class IV	0000353905
Nationwide Variable Insurance Trust—NVIT Short Term Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust—Templeton NVIT International Value Fund: Class I	0000353905
Neuberger Berman Advisers Management Trust—Large Cap Value Portfolio: I Class Shares	0000736913
Neuberger Berman Advisers Management Trust—Mid-Cap Growth Portfolio: I Class Shares	0000736913
Neuberger Berman Advisers Management Trust—Mid-Cap Growth Portfolio: S Class Shares	0000736913
Neuberger Berman Advisers Management Trust—Short Duration Bond Portfolio: I Class Shares	0000736913
Neuberger Berman Advisers Management Trust—Sustainable Equity Portfolio: Class I Shares	0000736913
Oppenheimer Variable Account Funds—Oppenheimer Global Fund/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds—Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds—Oppenheimer Main Street Fund(R)/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds—Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares	0000752737
PIMCO Variable Insurance Trust—International Bond Portfolio (Unhedged): Administrative Class	0001047304
PIMCO Variable Insurance Trust—Low Duration Portfolio: Administrative Class	0001047304
Putnam Variable Trust—Putnam VT Equity Income Fund: Class IB	0000822671
Putnam Variable Trust—Putnam VT Growth Opportunities Fund: Class IB	0000822671
Putnam Variable Trust—Putnam VT International Equity Fund: Class IB	0000822671
T. Rowe Price Equity Series, Inc.—T. Rowe Price Health Sciences Portfolio: II	0000918294
VanEck VIP Trust—Emerging Markets Fund: Initial Class	0000811976
VanEck VIP Trust—Global Hard Assets Fund: Initial Class	0000811976
VanEck VIP Trust—Unconstrained Emerging Markets Bond Fund: Initial Class	0000811976
Vanguard Variable Insurance Fund—Equity Income Portfolio	0000857490
Vanguard Variable Insurance Fund—High Yield Bond Portfolio	0000857490
Vanguard Variable Insurance Fund—Mid-Cap Index Portfolio	0000857490
Vanguard Variable Insurance Fund—Total Bond Market Index Portfolio	0000857490
Wells Fargo Variable Trust—VT Discovery Fund: Class 2	0001081402
Wells Fargo Variable Trust—VT Opportunity Fund: Class 2	0001081402
Wells Fargo Variable Trust—VT Small Cap Growth Fund: Class 2	0001081402

You may direct any questions regarding this filing to the undersigned at {1-614-677-6084} or {Marascc2@Nationwide.com}.

Very truly yours,

/s/ Cathy Marasco
Cathy Marasco Associate Vice President, Product Management